     VALOR INVESTMENT
     FUND, INC.

     Financial Statements for the
     Year Ended July 31, 2003 and
     Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226
                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2003




To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2003 are included in this Annual Report. Net assets at July 31, 2003 were $13,659,402 equal to $15.46 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2002 was $15.80 per share, based on the same number of outstanding shares.

Your Company's net investment income for the year August 1, 2002 to July 31, 2003 was $724,621. Your Company has paid dividends of $.80 per share of common stock from net investment income during fiscal 2003. The $.80 is further broken down into $.42 and $.38 per share of common stock that were paid on October 31, 2002 and April, 2003, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2003.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Company.

Respectfully submitted,




William B. Klinsky,
President

INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 2003 and the related statements of operations and shareholders' investment for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company, as of July 31, 2003 and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



September 24, 2003

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities--at market value (cost of $13,234,851)   $13,523,821
  Interest receivable                                                    150,452
  Prepaid expenses                                                           129
                                                                     -----------

           Total assets                                               13,674,402
                                                                     -----------

LIABILITIES--Accrued expenses                                             15,000
                                                                     -----------

           Total liabilities                                              15,000
                                                                     -----------

NET ASSETS (equivalent to $15.46 per share based on
  883,525 shares of common stock outstanding at July 31, 2003)       $13,659,402
                                                                     ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003
--------------------------------------------------------------------------------


                                                                PRINCIPAL    AMORTIZED
                                                                 AMOUNT        COST        MARKET
MONEY MARKET FUNDS--
  One Group Municipal Money Market Fund                        $2,470,561   $2,470,561   $2,470,561

SHORT-TERM MUNICIPAL BONDS--
  Bay County General Obl, 6.500%, May 1, 2004                     500,000      500,000      511,270

LONG-TERM MUNICIPAL BONDS:
  Alaska Rev., 5.400%, December 1, 2023                           100,000      100,471      102,008
  Almont, MI Gen Oblg., 5.000%, May 1, 2023                       100,000       99,999      100,382
  Avondale School District, 5.800%, May 1, 2015                   140,000      140,000      157,346
  Berkley City Sch Dist MI FGIC, 5.625%, January 1, 2015          270,000      268,168      288,938
  Big Rapids, MI Public School District, 5.000%, May 1, 2019      150,000      149,992      152,420
  Brandon School District, 5.600%, May 1, 2010                    100,000       99,565      110,918
  Bridgeport Spaulding, MI Gen Oblg 5.5%, May 1, 2014             150,000      176,792      162,458
  Brownsburg, IN Rev., 5.35%, August 1, 2022                      100,000      105,405      103,046
  Bullock Creek, MI Gen Oblg, 5.5%, May 1, 2022                   100,000      105,988      103,507
  California Gen Oblg 5%, February 1, 2023                        150,000      149,634      139,892
  Cass Cnty, MI Sew Disp Sys--ONTWA Twp., 5.500%,
    May 1, 2018                                                   150,000       98,673      106,373
  Cass Cnty, MI Rev., 5.100%, October 1, 2023                     100,000      149,993      151,415
  Cedar Springs Public School District, 5.875%, May 1, 2014       250,000      249,873      262,765
  Cheboygan General Obligation, 5.400%, November 1, 2015          100,000       99,248      109,094
  Chicago, Illinois Tax Increment, 0.000%, November 15, 2010      100,000      100,000      103,381
  Clawson City School Dist., 4.900%, May 1, 2013                  200,000      199,326      206,826
  Cook County General Obl., 5.400%, November 15, 2008             200,000      200,000      206,506
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024         100,000       98,483       99,917
  Desoto Independent School Dist, 4.900%, August 15, 2014          75,000       75,000       75,044
  Detroit, MI City Sch. Dist., 5.000%, May 1, 2023                200,000      199,518      198,248
  Detroit, MI Rev., 5.000%, July 1, 2022                          100,000       98,144      100,585
  East Grand Rapids, MI Pub Schools, 5.750%, May 1, 2018          150,000      155,208      170,658
  Essexville Hampton Public Schools, 5.500%, May 1, 2017          150,000      148,311      166,983
  Eugene Trojan Nuclear Proj Rev., OR, 5.900%,                    120,000      110,398      110,383
    September 1, 2009
  Flat Rock Comm. School District, 5.250%, May 1, 2010            125,000      124,152      130,188
  Flat Rock MI Gen Oblg 4.45%, May 1, 2023                        200,000      200,000      186,512
  Florida State Board of Education, 6.000%, May 1, 2005           500,000      500,000      505,585
  Grand Ledge Public Schools, 6.40%, May 1, 2008                   50,000       51,460       52,994
  Grand Ledge, MI Gen. Oblg., 5.375%, May 1, 2024                 100,000      104,094      103,425
  Greenville Public Schools, 5.000%, May 1, 2014                  300,000      299,342      309,951
                                                               ----------   ----------   ----------

           Total forward                                        4,630,000    4,657,237    4,777,748




                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003
--------------------------------------------------------------------------------

                                                             PRINCIPAL    AMORTIZED
                                                              AMOUNT        COST        MARKET
         Total forward                                      $4,630,000   $4,657,237   $4,777,748


Grosse Isle General Oblg., 5.200%, March 1, 2008                25,000       24,843       25,551
Hudsonville Public Schools, 6.000%, May 1, 2009                100,000      100,000      105,694
Huron Valley School District MI FGIC, 5.875%, May 1, 2016      100,000       99,459      112,352
Huron Valley School District MI Gen. Oblg., 5.000%,
  May 1, 2022                                                  125,000      122,978      124,383
Jenison, MI Gen. Oblg., 5.000%, May 1, 2020                    200,000      199,121      201,710
Kalamazoo Water Rev.,  MI FSA, 5.625%,
  September 1, 2011                                            100,000       99,091      108,426
Kentucky Rev.,  3.100%, July 1, 2010                           140,000      140,857      134,837
Lincoln Consolidated School District, 5.800%, May 1, 2014      115,000      115,000      121,280
Livingston Cnty, MI Gen Oblg., 5.750%, May 1, 2019             100,000      107,143      107,700
Lowell, MI Area Schools, 5.400%, May 1, 2017                    50,000       50,000       52,555
Lyon Twp., 5.400%, May 1, 2019                                 100,000       99,514      104,046
Marysville Public School District, 5.750%, May 1, 2014         150,000      149,693      156,776
Mattawan, MI Gen. Oblg., 4.750%, May 1, 2017                   135,000      134,014      136,848
Michigan Municipal Bond Auth. Rev., 5.400%,
  October 1, 2014                                              100,000       97,649      102,702
Michigan Municipal Bond Auth Rev., 5.400%,
  November 16, 2016                                            100,000       99,548      106,137
Michigan State Bldg. Auth. Rev., 5.300%, October 1, 2016       100,000       99,190      102,686
Michigan State Hospital Finance Authority, 5.375%,
 October 15, 2013                                               95,000       95,403       96,375
Michigan State Hospital Finance Authority, 5.250%,
   November 1, 2015                                            180,000      184,593      199,386
Michigan State Hospital Finance Authority, 5.500%,
  November 15, 2021                                            100,000      103,392       99,171
Michigan State Housing Development Authority Rev.,
  5.600%, December 1, 2009                                     155,000      155,000      165,064
Millington Community School Dist., 5.700%, May 1, 2005         100,000      100,000      101,991
Mount Pleasant Water Rev., 6.000%, February 1, 2015            340,000      339,353      355,123
New Haven, MI Gen Oblg., 5.000%, May 1, 2024                   200,000      215,554      196,690
New Orleans, LA Sewer Service Rev.,  5.200%, June 1, 2021      100,000       99,995      102,735
New York, NY Series H, 5.000%, March 15, 2018                  120,000      119,613      123,139
Oakland County General Obl., 5.125%, September 1, 2020         200,000      197,499      204,858
Oscoda, MI Gen Oblg., 4.350%, May 1, 2014                      100,000      106,061      100,628
Petoskey Public School Dist, 4.750%, May 1, 2016               125,000      124,831      126,743
Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                 35,000       34,833       39,470
                                                            ----------   ----------   ----------

         Total forward                                       8,220,000    8,271,464    8,492,804


                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003
--------------------------------------------------------------------------------


                                                             PRINCIPAL     AMORTIZED
                                                               AMOUNT        COST          MARKET
           Total forward                                    $ 8,220,000   $ 8,271,464   $ 8,492,804

  Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009        50,000        50,000        51,000
  South Carolina Public Serv. Auth., 5.75.000%,
    January 1, 2022                                             200,000       216,551       216,488
  South Range Local School Dist., 6.150%,
    December 1, 2018                                            100,000       104,234       103,362
  Tecumseh, MI Public Schools 5.500%, May 1, 2019               250,000       250,000       263,173
  Three Rivers, MI Gen Oblg, 5.000%, May 1, 2023                130,000       131,623       131,742
  Washtenaw County, MI Gen. Obl., 5.000%, May 1, 2019           100,000       100,000       102,122
  Wayne County Mich Community College, 5.350%,
    July 1, 2015                                                150,000       148,849       159,596
  West Ottawa, MI Gen Oblg, 5.000%, May 1, 2021                 200,000       200,000       202,394
  Willow Run MI Comm. Schools, 5.000%, May 1, 2020              150,000       149,739       152,303
  Woodhaven Brownstown, MI Gen. Obl., 5.000%,
    May 1, 2022                                                 170,000       166,830       169,160
  Yale Public Schools District, MI, 5.000%, May 1, 2005         125,000       125,000       127,918
  Zeeland Public Schools, MI, 6.000%, May 1, 2010               100,000       100,000       105,693
  Zeeland Public Schools, MI, 6.000%, May 1, 2014               250,000       250,000       264,235
                                                            -----------   -----------   -----------

           Total long-term municipal bonds                   10,195,000    10,264,290    10,541,990
                                                            -----------   -----------   -----------

TOTAL INVESTMENTS                                           $13,165,561   $13,234,851   $13,523,821
                                                            ===========   ===========   ===========

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                                   $ 711,759
  Gain on disposition                                                  73,834
                                                                    ---------

           Total investment income                                    785,593

EXPENSES:
  Professional fees                                                    44,688
  Custodian fees                                                       14,097
  Other                                                                 2,187
                                                                    ---------

           Total expenses                                              60,972
                                                                    ---------

NET INVESTMENT INCOME (equivalent to $.82 per share based on
     883,525 shares of common stock outstanding at July 31, 2003)     724,621

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                 603,372
  End of period                                                       290,559
                                                                    ---------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS               (312,813)
                                                                    ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 411,808
                                                                    =========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 2003
--------------------------------------------------------------------------------


                                      COMMON STOCK                                                     APPRECIATION
                               --------------------------                                    NET      (DEPRECIATION)
                                 SHARES                        PAID-IN      RETAINED      INVESTMENT        OF
                                (NOTE 4)       PAR VALUE       SURPLUS      EARNINGS        INCOME     INVESTMENTS      TOTAL
BALANCE--August 1, 2002            883,525    $   883,525    $   180,944   $11,967,524   $   320,517   $   603,372   $13,955,882

  Net increase in net assets
    resulting from operations                                                                724,621      (312,813)      411,808

  Dividends to shareholders
    ($.80 per share)                                                                        (708,288)                   (708,288)
                               -----------    -----------    -----------   -----------   -----------   -----------   -----------
BALANCE--July 31, 2003             883,525    $   883,525    $   180,944   $11,967,524   $   336,850   $   290,559   $13,659,402
                               ===========    ===========    ===========   ===========   ===========   ===========   ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                                      2003            2002
OPERATIONS:
  Net investment income                                           $    724,621    $    721,565
  Decrease in unrealized appreciation                                 (312,813)         (6,489)
                                                                  ------------    ------------

           Net increase in net assets resulting from operations        411,808         715,076

DIVIDENDS TO SHAREHOLDERS FROM
   INVESTMENT INCOME                                                   708,288         717,047
                                                                  ------------    ------------

DECREASE IN NET ASSETS                                                (296,480)         (1,971)

NET ASSETS:
  Beginning of period                                               13,955,882      13,957,853
                                                                  ------------    ------------

  End of period                                                   $ 13,659,402    $ 13,955,882
                                                                  ============    ============



See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2003
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES--Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS--Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME--Interest income adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2003.

      MANAGEMENT AND SERVICE FEES--No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2003:

        Balance--August 1, 2002                              $ 13,173,989

          Plus:
            Purchases                                           7,771,320
            Premium amortization net of discount accretion         26,248
            Gain on disposition                                    73,834
          Less:
            Matured securities                                   (790,000)
            Redeemed securities                                (7,020,540)
                                                             ------------

        Balance--July 31, 2003                               $ 13,234,851
                                                             ============

      Approximately $2,364,240 in purchases and $4,772,383 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 2003, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 2003.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,155,561 at July 31, 2003. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

       Aggregate gross unrealized depreciation     $   (79,804)
       Aggregate gross unrealized appreciation       2,477,551
                                                   -----------
       Net unrealized appreciation                 $ 2,397,747
                                                   ===========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the year:


                                                                   YEAR ENDED JULY 31
                                         -----------------------------------------------------------------------
                                            2003           2002           2001            2000           1999
Investment income                        $      0.89    $      0.89    $      0.88    $      0.89    $      0.87
Expenses                                       (0.07)         (0.07)         (0.07)         (0.07)         (0.05)
                                         -----------    -----------    -----------    -----------    -----------
Net investment income                           0.82           0.82           0.81           0.82           0.82

Dividends from net investment income           (0.80)         (0.81)         (0.82)         (0.82)         (0.84)
(Decrease) increase in unrealized
  appreciation                                 (0.36)         (0.01)          0.33          (0.22)         (0.25)
                                         -----------    -----------    -----------    -----------    -----------

(Decrease) increase in net asset value         (0.34)           .00           0.32          (0.22)         (0.27)
Net asset value--beginning                     15.80          15.80          15.48          15.70          15.97
                                         -----------    -----------    -----------    -----------    -----------

Net asset value--ending                  $     15.46    $     15.80    $     15.80    $     15.48    $     15.70
                                         ===========    ===========    ===========    ===========    ===========

Weighted average shares
  outstanding during the year                883,525        883,525        883,525        883,525        883,525
                                         ===========    ===========    ===========    ===========    ===========



7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 2003:

       Alaska                  $ 12,806
       California                 5,973
       Florida                   72,454
       Illinois                  25,465
       Indiana                    1,778
       Kentucky                     837
       Louisiana                  4,751
       Michigan *               558,070
       Nevada                     2,063
       New York                   6,010
       Ohio                       5,874
       Oregon                     6,475
       South Carolina             5,750
       Texas                      3,453
                               --------

       Total                   $711,759
                               ========


       * Included in the Michigan total is $6,447 interest earned on a tax-exempt money market fund for the year ended July 31, 2003.


                                     ******